STATEMENT OF FINANCIAL CONDITION

Voya Investments Distributor, LLC
Year ended December 31, 2025
with Report of Independent Registered Public Accounting Firm

The accompanying notes are an integral part of these financial statements.

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UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 ANNUAL REPORTS	OMB Number: 3235-0123 Expires: October 31, 2023 Estimated average burden hours per response.. . . . . 12.00
FORM X-17A-5
Part III	SEC FILE NUMBER
8- 48020
FACING PAGE
Information Required Pursuant to Rules 17a-5, 17a-12, and 18a-7 under the Securities Exchange Act of 1934

REPORT FOR THE PERIOD BEGINNING 01/01/25 AND ENDING 12/31/25
                            MM/DD/YY                 MM/DD/YY

A. REGISTRANT IDENTIFICATION
NAME OF FIRM: Voya Investments Distributor, LLC
TYPE OF REGISTRANT (check all applicable boxes):
☑ Broker-dealer ☐ Security-based swap dealer ☐ Major security-based swap participant
☐ Check here if respondent is also an OTC derivatives dealer

ADDRESS OF PRINCIPAL PLACE OF BUSINESS: (Do not use P.O. Box No.)

One Orange Way
                        (No. and Street)
Windsor                            CT                    06095
        (City)                    (State)                    (Zip Code)

PERSON TO CONTACT IN REGARD TO THIS FILING
Catrina Willingham                662-701-7967                 Catrina.Willingham@voya.com
(Name)                 (Area Code – Telephone Number)                 (Email Address)

B. ACCOUNTANT IDENTIFICATION

INDEPENDENT PUBLIC ACCOUNTANT whose reports are contained in this filing*
ERNST & YOUNG LLP
                        (Name - if individual, state last, first, middle name)
20 Church Street                  Hartford                    CT            06103
     (Address)             (City)                    (State)         (Zip Code)

                                      42
(Date of Registration with PCAOB)(if applicable)                             (PCAOB Registration Number, if applicable)

FOR OFFICIAL USE ONLY
* Claims for exemption from the requirement that the annual reports be covered by the reports of an independent public accountant must be supported by a statement of facts and circumstances relied on as the basis of the exemption. See 17
CFR 240.17a-5(e)(1)(ii), if applicable.
Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

The accompanying notes are an integral part of these financial statements.

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OATH OR AFFIRMATION

I, Catrina Willingham , swear (or affirm) that, to the best of my knowledge and belief, the financial report to the firm of Voya Investments Distributor, LLC , as of
December 31 , 20 25 , are true and correct. I further swear (or affirm) that neither the company nor any partner, officer, director, or equivalent person, as the case may be, has any proprietary interest in any account classified solely as that of a customer.
                                 /s/ Catrina Willingham
                                     Signature
                                 Chief Financial Officer
                                     Title

/s/ Kelsey Redmond
     Notary Public

This filing** contains (check all applicable boxes):
☑(a) Statement of financial condition.
☑ (b) Notes to consolidated statement of financial condition.
☐ (c) Statement of income (loss) or, if there is other comprehensive income in the period(s) presented, a statement of comprehensive income (as defined in § 210.1-02 of Regulation S-X).
☐ (d) Statement of cash flows.
☐ (e) Statement of changes in stockholders’ or partners’ or sole proprietor’s equity.
☐ (f) Statement of changes in liabilities subordinated to claims of creditors.
☐ (g) Notes to consolidated financial statements.
☐ (h) Computation of net capital under 17 CFR 240.15c3-1 or 17 CFR 240.18a-1, as applicable.
☐ (i) Computation of tangible net worth under 17 CFR 240.18a-2.
☐ (j) Computation for determination of customer reserve requirements pursuant to Exhibit A to 17 CFR 240.15c3-3.
☐ (k) Computation for determination of security-based swap reserve requirements pursuant to Exhibit B to 17 CFR 240.15c3-3 or
Exhibit A to 17 CFR 240.18a-4, as applicable.
☐ (l) Computation for Determination of PAB Requirements under Exhibit A to § 240.15c3-3.
☐ (m) Information relating to possession or control requirements for customers under 17 CFR 240.15c3-3.
☐ (n) Information relating to possession or control requirements for security-based swap customers under 17 CFR
240.15c3-3(p)(2) or 17 CFR 240.18a-4, as applicable.
☐ (o) Reconciliations, including appropriate explanations, of the FOCUS Report with computation of net capital or tangible net worth under 17 CFR 240.15c3-1, 17 CFR 240.18a-1, or 17 CFR 240.18a-2, as applicable, and the reserve requirements under 17
CFR 240.15c3-3 or 17 CFR 240.18a-4, as applicable, if material differences exist, or a statement that no material differences exist.
☐ (p) Summary of financial data for subsidiaries not consolidated in the statement of financial condition.
☑ (q) Oath or affirmation in accordance with 17 CFR 240.17a-5, 17 CFR 240.17a-12, or 17 CFR 240.18a-7, as applicable.
☐ (r) Compliance report in accordance with 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
☐ (s) Exemption report in accordance with 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
☑ (t) Independent public accountant’s report based on an examination of the statement of financial condition.
☐ (u) Independent public accountant’s report based on an examination of the financial report or financial statements under 17
CFR 240.17a-5, 17 CFR 240.18a-7, or 17 CFR 240.17a-12, as applicable.
☐ (v) Independent public accountant’s report based on an examination of certain statements in the compliance report under 17
CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
☐ (w) Independent public accountant’s report based on a review of the exemption report under 17 CFR 240.17a-5 or 17
CFR 240.18a-7, as applicable.
☐ (x) Supplemental reports on applying agreed-upon procedures, in accordance with 17 CFR 240.15c3-1e or 17 CFR 240.17a-12, as applicable.
☑ (y) Report describing any material inadequacies found to exist or found to have existed since the date of the previous audit, or a statement that no material inadequacies exist, under 17 CFR 240.17a-12(k).
☐ (z) Other__________________________________________________________________________________________
**To request confidential treatment of certain portions of this filing, see 17 CFR 240.17a-5(e)(3) or 17 CFR 240.18a-7(d)(2), as
applicable.

The accompanying notes are an integral part of these financial statements.

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Voya Investments Distributor, LLC
Statement of Financial Condition
December 31, 2025

The accompanying notes are an integral part of these financial statements.

                 4

Report of Independent Registered Public Accounting Firm

To the Member and Management of Voya Investments Distributor, LLC

Opinion on the Financial Statement

We have audited the accompanying statement of financial condition of Voya Investments Distributor, LLC (the Company) as of December 31, 2025, and the related notes (the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Company at December 31, 2025 in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

This financial statement is the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 2001.
Hartford, CT
March 27, 2026

Voya Investments Distributor, LLC
Statement of Financial Condition
December 31, 2025

Assets:
Cash and cash equivalents	$40,359,067
Distribution fees receivable	8,580,277
Accounts receivable	804,098
Deferred acquisition cost, net of amortization	570,529
Prepaid expenses	509,171
Total assets	$50,823,142

Liabilities and Member's equity:
Liabilities:
Commissions and concessions payable	$7,308,336
Marketing accrual	7,211,754
Payables to affiliates, net	5,583,597
Accounts payable and accrued liabilities	484,302
Total liabilities	$20,587,989

Contingencies (Note 7)

Member's equity:
Additional paid-in capital	$1,399,462,654
Retained deficit	(1,369,227,501)
Total member's equity	$30,235,153
Total liabilities and member's equity	$50,823,142

The accompanying notes are an integral part of these financial statements.

Voya Investments Distributor, LLC
Notes to Financial Statements

1. Nature of Business and Ownership

Voya Investments Distributor, LLC (the "Company") is a limited liability company of which Voya Investment Management LLC ("VIM"), an investment advisory firm, is the immediate parent. VIM is a direct subsidiary of VIM Holdings LLC ("VIM Holdings"). VIM Holdings is a subsidiary of Voya Holdings Inc ("Voya Holdings") and ultimately of Voya Financial Inc ("Voya").

Voya holds, indirectly, a 76% economic interest in VIM Holdings and retains full operational control of the business, while Allianz SE ("Allianz") holds, indirectly, the remaining 24% economic interest.

The Company is registered with the Securities and Exchange Commission ("SEC") as a broker-dealer pursuant to Section 15 of the Securities Exchange Act of 1934. It is a member of the Financial Industry Regulatory Authority ("FINRA") and the Securities Investor Protection Corporation ("SIPC"). The Company engages primarily in the marketing and distribution of domestic and international mutual funds and variable products but may also distribute 529 Plans, hedge funds, real estate investment trusts, collective investment trusts, private placements and privately negotiated transactions. The Company is the principal underwriter and distributor for mutual funds which are managed by Voya Financial, Inc. affiliates.

The Company does not carry customer accounts and is not required to make the periodic computation of reserve requirements for the exclusive benefit of customers. Accordingly, the Company is exempt from SEC Rule 15c3-3.

The Company provides its principal products and services through one operating segment. The Company's President and Chief Financial Officer, collectively (the "Executive Leadership Group"), serves as the chief operating decision maker ("CODM"). The CODM assesses performance and makes resource allocation decisions based upon net income (loss) in tandem with regulatory capital levels. The measure of segment assets is reported in the Statement of Financial Condition as Total assets. Significant expenses regularly provided to the CODM are consistent with those presented in the Statement of Operations.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing its financial statements are reasonable. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consists of deposits redeemable on demand and highly liquid investments with original maturities of three months or less at the date of purchase. Cash and cash equivalents are stated at fair value and are not held for sale in the ordinary course of business. The fair values for cash and cash equivalents are determined based on quoted market prices and are classified as Level 1.

Voya Investments Distributor, LLC
Notes to Financial Statements

Accounts Receivable

Accounts receivable are stated at net realizable value. Uncollectible accounts are charged to operations in the period they are determined to be uncollectible.

Prepaid Expenses

Expenses paid in advance of the receipt of related benefits are recorded as prepaid expenses and amortized to operations over the related benefit period.

Revenue Recognition - Distribution Fees and Commissions Related to Affiliated Mutual Funds

The Company serves as the principal distributor for proprietary mutual funds. Pursuant to Rule 12b-1 of the Investment Company Act of 1940, the Company receives distribution fees from the funds ranging from 0.25% to 1.00% on an annual basis of the respective funds' net assets. The contracts have a single performance obligation aligned to the services provided by the Company (e.g., distribution and administrative services to the funds). The Company recognizes revenue as services are provided, generally over time because the customer is receiving the benefits as they are provided by the Company. The services provided by the Company, pursuant to the contract, require the payment of an annual fee equal to the amount specified for each fund. This amount is calculated monthly based on the current average net assets of the fund. Although the basis points used in calculating the fee are fixed, the distribution fee is a form of variable consideration because it is based on each funds’ average net assets, which is dependent on variables such as market performance, fund expenses and investors’ contributions and distributions during a period. Due to the uncertainty around the outcome of these variables, which is outside the Company’s influence and is not predictable, Voya Investment Distributor, LLC, cannot conclude at contract inception that a significant reversal in the cumulative amount of revenue recognized would not occur if an estimate of future distribution fees were included in the transaction price. As a result, the Company updates its estimate of distribution fees on a monthly basis as this uncertainty is resolved. In doing so, no uncertainty exists when recognizing fee income because accruals and the amounts ultimately realized are based on the same average daily net assets for each fund.

Distribution fees receivable for Affiliated Mutual Funds is reflected in the accompanying Statement of Financial Condition and amounted to $6,725,648 at December 31, 2025.

Also under Rule 12b-1, the Company makes ongoing payments on a monthly and quarterly basis to authorized dealers for distribution and shareholder servicing at annual rates ranging from 0.25% to 1.00% of the fund's average daily net assets. Distribution fee payable for Affiliated Mutual Funds is a component of Payables to affiliates in the accompanying Statement of Financial Condition and amounted to $6,260,790 at December 31, 2025.

Revenue Recognition - Distribution Fees and Commissions Related to Offshore Business

The Company serves as the principal distributor for Allianz mutual funds. In compliance with the Undertaking for Collective Investment in Transferable Securities regulatory requirements, the Company receives distribution fees from the funds ranging from 0.15% to 2.58% on an annual basis of the respective funds' net assets. The contracts have a single performance obligation aligned to the services provided by the Company (e.g., distribution and administrative services to the funds). The Company recognizes revenue as services are provided, generally over time because the customer is receiving the benefits as they are provided by the Company. The services provided by the Company, pursuant to the contract, require the payment of an annual fee equal to the amount specified for each fund. This amount is calculated monthly based on the current average net assets of the fund. The basis points used in calculating the fee are variable due to a tiered structure based on assets under management ("AUM") levels. The distribution fee is also a form of variable consideration because it is based on each funds’ average net assets, which is dependent on variables such as market performance, fund expenses and investors’ contributions and distributions

Voya Investments Distributor, LLC
Notes to Financial Statements

during a period. Due to the uncertainty around the outcome of these variables, which is outside the Company’s influence and is not predictable, the Company cannot conclude at contract inception that a significant reversal in the cumulative amount of revenue recognized would not occur if an estimate of future distribution fees were included in the transaction price. As a result, the Company updates its estimate of distribution fees on a monthly basis as this uncertainty is resolved. In doing so, no uncertainty exists when recognizing fee income because accruals and the amounts ultimately realized are based on the same average daily net assets for each fund.

Offshore Distribution fees receivable is reflected in the accompanying Statement of Financial Condition and amounted to $842,263 at December 31, 2025.

The Company has Offshore Business distribution and shareholder servicing expense at annual rates ranging 0.33% to 1.47% of the fund's average daily net assets. Offshore Distribution fee payable is a component of Other Liabilities in the accompanying Statement of Financial Condition and amounted to $278,084 at December 31, 2025.

In 2025, the Company experienced foreign exchange (FX) impacts related to Offshore distribution and shareholder servicing fees. These fluctuations have resulted in variability in the amounts recognized for Offshore fees. The Company continues to monitor and adjust for these impacts as part of its monthly accrual process.

529 Distribution Revenue

The Company serves as the distributor of the advisor sold 529 plan for the Wisconsin College Savings Plan under a subcontract agreement with the program manager TIAA-CREF Tuition Financing Inc. The Company also serves as a distributor of the advisor sold 529 plan for the Iowa Educational Savings Plan. As distributor, the Company receives distribution fees from the 529 investment options, ranging from 0.25% to 1.00%, on an annual basis of the respective investment options' net assets. The Company recognizes revenue as services are provided, generally over time because the customer is receiving the benefits as they are provided by the Company. For additional information regarding the performance obligation, refer to Revenue Recognition - Distribution Fees and Commissions Related to Affiliated Mutual Funds as outlined above.

Distribution fees receivable is reflected in the accompanying Statement of Financial Condition and amounted to $900,550 at December 31, 2025.

Under selling agreements with authorized dealers, the Company makes ongoing payments on a monthly basis for distribution and service fees at annual rates ranging from 0.25% to 1.00% of the option's average daily net assets. This payable is a component of Other liabilities in the accompanying Statement of Financial Condition and amounted to $769,462 at December 31, 2025.

Other Revenue

The Company earns an underwriting fee on the sale of certain shares sold with an upfront load as well as a contingent deferred sales charge ("CDSC") upon the redemption of certain shares sold within a specified period following the purchase. Both of these fees are paid by the shareholder. The underwriting fees from the funds range from 0.25% to 1.00% on an annual basis based upon the respective funds’ net assets. The contracts have a single performance obligation aligned to the services provided by the Company (e.g., distribution and administrative services to the funds). The Company recognizes revenue as services are provided, generally over time because the customer is receiving the benefits as they are provided by the Company. The services provided by the Company, pursuant to the contract, require the payment of an annual fee equal to the amount specified for each fund. This amount is calculated monthly based on the current average net assets of the fund. Although the basis points used in calculating the fee are fixed, the underwriting fee is a form of variable consideration because it is based on each fund’s average net assets, which is dependent on variables such as market performance, fund expenses and investors’ contributions and distributions during a period. Due to the uncertainty around the outcome of these

Voya Investments Distributor, LLC
Notes to Financial Statements

variables, which is outside the Company’s influence and is not predictable, Voya Investment Distributor, LLC, cannot conclude at contract inception that a significant reversal in the cumulative amount of revenue recognized would not occur if an estimate of future fees were included in the transaction price. As a result, the Company updates its estimate of underwriting fees on a monthly basis as this uncertainty is resolved. In doing so, no uncertainty exists when recognizing fee income because accruals and the amounts ultimately realized are based on the same average daily net assets for each fund. Receivables of $679,098, were accrued at December 31, 2025, which is included in Accounts receivable on the Statement of Financial Condition.

In addition, the Company earns annual maintenance fees on 529 accounts that have balances below a certain threshold, as well as rollover fees for accounts transferring out of the plans. The maintenance fees from the funds are based upon a $25 account charge, payable on all individual accounts. The services provided by the Company, pursuant to the contract, require the payment of an annual fee equal to the amount specified for each fund. This amount is calculated monthly based on the current average net assets of the fund. Although the fees are fixed, the maintenance fee is a form of variable consideration because it is based on each fund’s participant count, which is dependent on variables such as investors’ contributions and distributions during a period. Due to the uncertainty around the outcome of these variables, which is outside the Company’s influence and is not predictable, Voya Investment Distributor, LLC, cannot conclude at contract inception that a significant reversal in the cumulative amount of revenue recognized would not occur if an estimate of future fees were included in the transaction price. As a result, the Company updates its estimate of maintenance fees on a monthly basis as this uncertainty is resolved. In doing so, no uncertainty exists when recognizing fee income because accruals and the amounts ultimately realized are based on the participant count for each fund. Maintenance and participation fee receivables are reflected in Distribution fees receivable on the Statement of Financial Condition and amounted to $111,816 at December 31, 2025.

Liabilities Subordinated to the Claims of General Creditors

At December 31, 2025 and during the year then ended, the Company had no liabilities subordinated to the claims of general creditors.

Future Adoption of Accounting Pronouncements

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, "Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses" ("ASU 2024-03"), which requires the following disclosures:
•Disclose the amounts of (a) employee compensation; (b) depreciation; and (c) intangible asset amortization included in each relevant expense caption.
•Include certain amounts that are already required to be disclosed under U.S. GAAP in the same disclosure as the other disaggregation requirements.
•Disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively.
•Disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.

The amendments are effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, and should be applied either prospectively or retrospectively. The Company is in the process of determining the disclosures that may be required by the adoption of the provisions of ASU 2024-03.

Voya Investments Distributor, LLC
Notes to Financial Statements

Targeted Improvements to the Accounting for Internal-Use Software

In September 2025, the FASB issued ASU 2025-06, "Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software" ("ASU 2025-06"), which amends certain aspects of accounting for, and disclosure of, internal-use software costs.
Key amendments include:
•Elimination of software development stages used to determine capitalization
•Capitalization of software costs when both of the following occur:
◦Management has authorized and committed to funding the software project
◦It is probable that the project will be completed and the software will be used to perform the function intended ("probable-to-complete recognition threshold")
•Disclosures in Subtopic 360-10, Property, Plant, and Equipment, are required for all capitalized internal-use software costs, regardless of how those costs are presented in the financial statements.

The amendments are effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted. Entities may adopt ASU 2025-06 using a prospective, retrospective, or modified transition approach. The Company is in the process of determining the impact of adopting the provisions of ASU 2025-06.

3. Income Taxes

The Company is a single member limited liability company. For income tax purposes, the Company is not treated as a separate taxable entity. Voya and Allianz's proportionate share of the Company's income, gains, losses, deductions and credits are included in the respective federal income tax returns. As such, no federal income taxes are reflected for the year ended December 31, 2025.

The Company has reviewed and evaluated the relevant technical merits of each of its tax positions in accordance with ASC Topic 740, Income Taxes, and determined that there are no uncertain tax positions that would have a material impact on the financial statements of the Company.

4. Deferred Acquisition Costs

Acquisition costs, principally commissions paid to authorized broker-dealers, are deferred for certain products. Deferred acquisition costs are amortized over the estimated lives of the related service contract or in the period in which a CDSC is applied when the client's investment is redeemed. During the year ended December 31, 2025, $1,061,799 of gross deferred acquisition costs were recorded relating to the sales of Class A and Class C fund shares, and Class A, Class AR, Class C, and Class C1 529 Option shares.

The Company is entitled to CDSC, which is imposed upon the redemption of Class A and Class C shares of the funds. Such charges are paid by the redeeming shareholder and are imposed on Class A Equity Fund shares for purchases over $1 million if the shares are redeemed within 18 months of purchase at a rate of 1% CDSC. All Class A Fixed Income Funds charge 0.5% or 1.0% for purchases over $500,000 when redeemed within 6 or 12 months depending on the fund. CDSC for Class C shares is imposed at a rate of 1% of the lesser of current or original price for one year.

For 529 Plan option shares, the Company is entitled to a CDSC, which is imposed upon the redemption of Class A, Class AR, Class C and Class C1 shares. Such charges are paid by the redeeming shareholder and are imposed on Class A shares for purchases over $1 million if the shares are redeemed within 18 months of purchase at a rate of 1% of the lessor of current or original purchase price. Charges on redemptions of Class AR and Class C shares within 1 year of purchase amount to 1% of the lessor of current or original purchase price. Charges on redemptions of Class C1 within 1 year of purchase amount to 0.5% of the lessor of current or original purchase price.

Voya Investments Distributor, LLC
Notes to Financial Statements

The Company periodically analyzes the recoverability of its deferred acquisition costs by a comparison to the net cash flows to be received. If necessary, an impairment is recorded to reflect the difference between the carrying amount and the estimated fair value. At December 31, 2025, no impairment was recorded.
5. Related-Party Transactions

The Company distributes mutual funds and variable products through its insurance and other affiliates. Amounts due to and received from related parties are settled on a net basis to the extent that amounts offset with Voya Holdings. Typically, this settlement occurs within one year of origination.

Throughout the year ended December 31, 2025, the Company received capital contributions from its Parent in order to maintain regulatory capital requirements in the form of cash contributions. During the year ended December 31, 2025, these capital contributions totaled $74,000,000.

6. Employee Benefit Plans

Employees who provide services to the Company are employed by affiliated companies and participate in various employee benefit plans, including 401(k), pension and deferred compensation plans, that are administered by affiliates. These plans have varying eligibility requirements, vesting provisions, and employer matching guidelines. The Company had no separate employee benefit plans in 2025 and relied on Voya to provide benefits to all eligible employees. Costs associated with these benefits were paid by the affiliates and charged back to the Company for reimbursement.

Share Based Compensation Plans

Certain employees of the Company participate in the Employee Incentive Plans (together, the "Omnibus Plans") sponsored by Voya. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units, performance share units, and stock options. All benefits to the plans were charged back to the Company for reimbursement.

Long-Term Incentive Programs

The Company's employees are also eligible to participate in the Voya Investment Management Long-Term Notional Investment Awards Plan ("Notional Plan") and Long-Term Fund Investment Plan ("Fund Investment Plan"). Both plans are VIM-sponsored deferred cash-based plans, in which only VIM's employees are eligible to participate. Awards are in the form of a notional investment in Voya Investment Management mutual funds that vest ratably over three to five years, subject to continued employment. All benefits to the plans were charged back to the Company for reimbursement.

Incentive Plans

The Company's various Incentive Plans provide for a cash bonus to its designated employees for each performance year, paid in the following year. The plans are based on a combination of the target award, performance goals, and VIM Holdings' strategic indicators. All benefits to the plans were charged back to the Company for reimbursement.

Commissions

Certain employees of the Company participate in the Retail Commissions Discretionary Award Plan, under which compensation expense and the related liability are recorded directly by the Company. For employees within this plan whose employment offer letters include certain clawback provisions, the Company established a clawback receivable for the recoverable amount in accordance with those contractual terms. The related clawback receivable

Voya Investments Distributor, LLC
Notes to Financial Statements

is recorded within Accounts Receivable on the Statement of Financial Condition and amounted to $125,000 at December 31, 2025.

7. Contingencies

The Company is from time to time party to claims, lawsuits, and/or arbitrations arising in the course of its normal business activities. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company's operations or financial position.

The Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company, its affiliates or the financial services industry. Such investigations and inquiries could result in regulatory action against the Company. The potential outcome of any such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on the Company.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual is made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual is made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the reasonably possible range of losses in excess of reserves. As of December 31, 2025, the aggregate range of reasonably possible losses in excess of any amounts accrued for these matters as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss range or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantifications of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On an ongoing basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss.

As of December 31, 2025, the Company has no open contingencies or legal claims.

8. Fair Value of Financial Instruments

The Company measures the fair value of its financial assets and liabilities using assumptions that market participants would use in pricing the asset or liability, including considerations of inherent risk, restrictions on the sale or use of an asset, and nonperformance risk, including the Company’s own credit risk. Fair value represents the price that would be received to sell an asset or paid to transfer a liability (an “exit price”) in an orderly transaction between market participants at the measurement date, in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market.

In determining fair value, the Company utilizes valuation techniques that are consistent with the market, income or cost approaches, as appropriate, in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (ASC Topic 820). The Company uses a variety of valuation sources to measuring fair value, including quoted market prices, third‑party commercial pricing services, broker quotations, and industry‑standard vendor‑provided models that incorporate observable market inputs. When observable inputs are not available, fair value is estimated using internal valuation techniques based on projected cash flows.

Voya Investments Distributor, LLC
Notes to Financial Statements

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

•Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities the Company has the ability to access.

•Level 2 inputs are inputs (other than quoted prices included in level 1) that are observable for the asset or liability, either directly or indirectly.

•Level 3 are unobservable inputs for the asset or liability and rely on management's own assumptions about the assumptions that market participants would use in pricing the asset or liability. (The unobservable inputs should be developed based on the best information available in the circumstances and may include the Company's own data.)

The following table presents cash and cash equivalents at December 31, 2025.

	Level 1	Total
Money market funds	$33,813,343	$33,813,343
Cash	6,545,724	6,545,724
Cash and cash equivalents	$40,359,067	$40,359,067

At December 31, 2025, the Company did not hold investments measured as Level 2 or Level 3. Additionally, there have been no transfers between levels for the year ended December 31, 2025.

9. Net Capital Requirements

The Company is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1), which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Rule 15c3-1 also provides that equity may not be withdrawn or cash dividends paid if the resulting ratio of aggregated indebtedness to net capital would exceed 12 to 1.

At December 31, 2025, the Company's net capital was $25,687,553 which exceeded the required net capital of $1,372,533 by $24,315,020. The Company's ratio of aggregate indebtedness to net capital at December 31, 2025 was 1 to 1.

10. Financial Risk Management

Exposure to credit, liquidity, interest rate, and market risks arises in the normal course of the Company’s operations. These risks are managed through the Company's financial management policies and procedures, as described below.

Credit Risk
Credit risk represents the risk of loss arising from a counterparty’s failure to meet its contractual obligations. The exposure to credit risk is not considered to be significant, as all counterparties are affiliated companies that are majority-owned by the same shareholder. There were no past due or impaired receivables as of December 31, 2025.

Liquidity Risk
Liquidity is the Company’s ability to generate sufficient cash flows to meet the cash requirements for both short-term and long-term operating activities. To generate and maintain sufficient liquidity depends on the profitability of the businesses, timing of cash flows, general economic conditions and access to capital of affiliated entities.

Voya Investments Distributor, LLC
Notes to Financial Statements

Interest Rate Risk
Interest rate risk represents the risk that changes in market interest rates will adversely affect the Company’s financial position or results of operations. The Company's cash and cash equivalents are primarily invested at short-term market rates. Accordingly, changes in interest rates are not expected to have a significant impact on the Company's results of operations or retained earnings.

Market Risk
Market risk represents the risk that changes in market conditions may adversely affect the Company’s financial position or results of operations. The Company may be exposed to risks related to changes in benchmark interest rates and foreign exchange rates. Foreign exchange risk arises from transactions and balances denominated in currencies other than the Company’s functional currency and is monitored as part of the Company’s overall risk management activities.